Commitments and Contingencies (Details) - USD ($) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 02, 2021	Dec. 04, 2020
Commitments and Contingencies (Details) [Line Items]
Obligation and lease termination expense			$ 0.5
Estimated costs		$ 0.5		$ 1.0
General and administrative expense				1.0
Loss contingency	$ 0.5		$ 0.2
Transaction percentage		3.00%
TechMagic USA LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Issued and outstanding shares percentage						5.00%
TreCom Systems Group Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency		$ 0.2		$ 0.2
Litigation reserve					$ 2.0
Sale Transaction and Merger [Member]
Commitments and Contingencies (Details) [Line Items]
Transaction percentage			3.00%
Value of success fees		1.5	$ 1.5
Total value		$ 1.2	$ 1.4